Exhibit 99.01 Schedule 2

Exception Grades
Run Date - 11/3/2026 12:15:39 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	MDBRS Initial Exception Rating	MDBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	[Redacted]	[Redacted]	OBX2026J4135	37586164			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [redacted] business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [redacted] business days of application.				Reviewer Comment (2026-08-25): Accepted as is.			08/25/2026	No	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4135	37586167			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage amount is insufficient by $[redacted], and a Replacement Cost estimator was not found in file.				Reviewer Comment (2026-09-08): Received Replacement Cost estimator. Exception cleared. Seller Comment (2026-09-08): Comment from [redacted]: RCE	09/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4135	37586163			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation. (Type:Primary/[redacted])				Reviewer Comment (2026-08-25): Accepted as is.			08/25/2026	No	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4125	37586171			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-09-01): Sufficient Cure Provided At Closing		[Redacted]		No	1		A		A		A		A		A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4141	37586174			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	No Cure was provided.				Reviewer Comment (2026-09-16): [redacted] received PCCD, LOE and copy of refund check. Seller Comment (2026-09-14): Comment from [redacted]: refund docs Reviewer Comment (2026-09-02): [redacted] received COC for loan amount decrease, however transfer tax increased due to loan amount decrease is not valid reason for increase of fee. Please provide additional information why transfer tax increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2026-09-01): Comment from [redacted]: coc		[Redacted]		No	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4141	37586175			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[redacted])				Reviewer Comment (2026-08-31): Accepted as is.			08/31/2026	No	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4141	37586176			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $[redacted] is less than Cash From Borrower $[redacted] Verification of corresponding bank statements for both Earnest Money Deposits were not in file. ($[redacted], and $[redacted])				Reviewer Comment (2026-09-03): Received, Clearing. Seller Comment (2026-09-02): Comment from [redacted]: EM was backed out of assets	09/03/2026			No	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4127	37586183			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified months of reserves of [redacted] is less than required reserves of [redacted] months.				Reviewer Comment (2026-09-09): Received additional asset statements Seller Comment (2026-09-09): Comment from [redacted]: assets	09/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4127	37586186			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay due to missing Trust Account.				Reviewer Comment (2026-09-09): Received additional asset statements Seller Comment (2026-09-09): Comment from [redacted]: assets	09/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4127	37586185			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation of Non-QM does not match Due Diligence loan designation of ATR risk.				Reviewer Comment (2026-09-09): Received additional asset statements Seller Comment (2026-09-09): Comment from [redacted]: COMPLIANCE REPORT Seller Comment (2026-09-09): Comment from [redacted]: assets	09/09/2026			No	1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4127	37586184			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[redacted] Trust Account is missing from the loan file.				Reviewer Comment (2026-09-09): Received, Clearing. Seller Comment (2026-09-08): Comment from [redacted]: ALL ASSETS ATTACHED - THIS SHOULD TAKE CARE OF THE REMAINING CONDITIONS - I AM UPLOADING UNDER THIS CONDITION LABEL LABEL ONLY	09/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4127	37586182			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Note date used as transaction date for purposes of determining compliance with rescission timing requirements. The Security instrument is missing the Notary Date.				Reviewer Comment (2026-09-04): Client elects to waive			09/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4131	37586188			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2026-09-09): Accepted as is.			09/09/2026	No	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4124	37586191	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Reviewer Comment (2026-09-21): No claims on the policy from the note date to the hazard effective date, cleared

Seller Comment (2026-09-21): Comment from [redacted]: Letter from HOI co.

Reviewer Comment (2026-09-17): Than as stated in the prior response an LOE from the insurer of no damage or claims is needed.

Buyer Comment (2026-09-17): Comment from [redacted]: Our closing Package is not date sensitive .  documents are ordered in advance.  borrower cannot be held liable until the subject property is actually recorded on record with the county as now on title.  seller still had possession of subject property until [redacted]

Reviewer Comment (2026-09-16): The coverage is based on the note date when the borrower became obligated. Either an updated policy or an LOE from the insurer of no damage or claims is needed.

Seller Comment (2026-09-16): Comment from  [redacted]: HOI effective date is date borrower took possession of the subject property
																		09/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4124	37586193			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2026-09-16): Received, Clearing. Seller Comment (2026-09-16): Comment from [redacted]: Fraud Report	09/16/2026			No	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4136	37586196	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2026-09-18): Accepted as is.	09/18/2026	No	2	B	B	B	B	B	B	B	B	B	B	TN	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																					If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	[Redacted]	[Redacted]	OBX2026J4136	37586199			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2026-09-18): Accepted as is.			09/18/2026	No	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No